Going concern (Details Narrative) - USD ($)	Oct. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Jun. 30, 2022	Jul. 31, 2021
Working capital deficit		$ 4,000,000.0
Cash	$ 265,852	300,000	$ 193,546
EUDA Health Limited [Member]
Working capital deficit		4,000,000.0		$ 3,800,000
Cash		$ 300,000		$ 200,000